Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Summary of Trade and Other Receivables
Trade and other receivables consisted of the following:²

Trade and other receivables - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Trade receivables, net	57	742
Research tax credit	5,282	8,625
Social security costs receivables	4	2
VAT receivables	1,038	1,654
Grants receivables	5	14
Other receivables	852	390
TOTAL	7,239	11,428

Trade and other receivables - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Trade receivables, net	57	742
Research tax credit	5,282	8,625
Social security costs receivables	4	2
VAT receivables	1,038	1,654
Grants receivables	3	14
Other receivables	852	390
TOTAL	7,236	11,428

Trade and other receivables - Non-current	As of
(in € thousands)	2021/12/31	2022/06/30
Trade receivables, net	—	—
Research tax credit	—	—
Social security costs receivables	—	—
VAT receivables	—	—
Grants receivables	3	—
Other receivables	—	—
TOTAL	3	—